Distribution Date:	03/17/23	CSAIL 2019-C16 Commercial Mortgage Trust
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2019-C16
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	patrick.a.remmert@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12596WAA2	2.359500%	19,153,000.00	6,606,802.80	459,071.27	12,990.63	0.00	0.00	472,061.90	6,147,731.53	30.50%	30.00%
A-2	12596WAB0	3.066700%	160,200,000.00	160,200,000.00	0.00	409,404.45	0.00	0.00	409,404.45	160,200,000.00	30.50%	30.00%
A-3	12596WAC8	3.329000%	339,980,000.00	339,980,000.00	0.00	943,161.18	0.00	0.00	943,161.18	339,980,000.00	30.50%	30.00%
A-SB	12596WAD6	3.142300%	31,923,000.00	31,923,000.00	0.00	83,593.04	0.00	0.00	83,593.04	31,923,000.00	30.50%	30.00%
A-S	12596WAG9	3.612200%	63,985,000.00	63,985,000.00	0.00	192,605.51	0.00	0.00	192,605.51	63,985,000.00	22.24%	21.88%
B	12596WAH7	3.884600%	31,501,000.00	31,501,000.00	0.00	101,973.99	0.00	0.00	101,973.99	31,501,000.00	18.18%	17.88%
C	12596WAJ3	4.237100%	35,437,000.00	35,437,000.00	0.00	125,125.09	0.00	0.00	125,125.09	35,437,000.00	13.60%	13.38%
D	12596WAM6	3.000000%	23,783,000.00	23,783,000.00	0.00	59,457.50	0.00	0.00	59,457.50	23,783,000.00	10.53%	10.36%
E-RR	12596WAQ7	4.818296%	18,546,000.00	18,546,000.00	0.00	74,466.76	0.00	0.00	74,466.76	18,546,000.00	8.13%	8.00%
F-RR	12596WAS3	4.818296%	20,672,000.00	20,672,000.00	0.00	83,003.17	0.00	0.00	83,003.17	20,672,000.00	5.47%	5.38%
G-RR	12596WAU8	4.818296%	7,875,000.00	7,875,000.00	0.00	31,620.07	0.00	0.00	31,620.07	7,875,000.00	4.45%	4.38%
NR-RR	12596WAW4	4.818296%	34,454,331.00	34,454,331.00	0.00	131,520.41	0.00	0.00	131,520.41	34,454,331.00	0.00%	0.00%
R	12596WAX2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,509,331.00	774,963,133.80	459,071.27	2,248,921.80	0.00	0.00	2,707,993.07	774,504,062.53

X-A	12596WAE4	1.549468%	615,241,000.00	602,694,802.80	0.00	778,213.35	0.00	0.00	778,213.35	602,235,731.53
X-B	12596WAF1	0.747082%	66,938,000.00	66,938,000.00	0.00	41,673.48	0.00	0.00	41,673.48	66,938,000.00
X-D	12596WAK0	1.818296%	23,783,000.00	23,783,000.00	0.00	36,037.11	0.00	0.00	36,037.11	23,783,000.00
Notional SubTotal			705,962,000.00	693,415,802.80	0.00	855,923.94	0.00	0.00	855,923.94	692,956,731.53

Deal Distribution Total					459,071.27	3,104,845.74	0.00	0.00	3,563,917.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12596WAA2	344.94871822	23.96863520	0.67825563	0.00000000	0.00000000	0.00000000	0.00000000	24.64689083	320.98008302
A-2	12596WAB0	1,000.00000000	0.00000000	2.55558333	0.00000000	0.00000000	0.00000000	0.00000000	2.55558333	1,000.00000000
A-3	12596WAC8	1,000.00000000	0.00000000	2.77416666	0.00000000	0.00000000	0.00000000	0.00000000	2.77416666	1,000.00000000
A-SB	12596WAD6	1,000.00000000	0.00000000	2.61858347	0.00000000	0.00000000	0.00000000	0.00000000	2.61858347	1,000.00000000
A-S	12596WAG9	1,000.00000000	0.00000000	3.01016660	0.00000000	0.00000000	0.00000000	0.00000000	3.01016660	1,000.00000000
B	12596WAH7	1,000.00000000	0.00000000	3.23716676	0.00000000	0.00000000	0.00000000	0.00000000	3.23716676	1,000.00000000
C	12596WAJ3	1,000.00000000	0.00000000	3.53091656	0.00000000	0.00000000	0.00000000	0.00000000	3.53091656	1,000.00000000
D	12596WAM6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	12596WAQ7	1,000.00000000	0.00000000	4.01524641	0.00000000	0.00000000	0.00000000	0.00000000	4.01524641	1,000.00000000
F-RR	12596WAS3	1,000.00000000	0.00000000	4.01524623	0.00000000	0.00000000	0.00000000	0.00000000	4.01524623	1,000.00000000
G-RR	12596WAU8	1,000.00000000	0.00000000	4.01524698	0.00000000	0.00000000	0.00000000	0.00000000	4.01524698	1,000.00000000
NR-RR	12596WAW4	1,000.00000000	0.00000000	3.81723883	0.19800762	7.66081919	0.00000000	0.00000000	3.81723883	1,000.00000000
R	12596WAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12596WAE4	979.60767049	0.00000000	1.26489189	0.00000000	0.00000000	0.00000000	0.00000000	1.26489189	978.86150554
X-B	12596WAF1	1,000.00000000	0.00000000	0.62256835	0.00000000	0.00000000	0.00000000	0.00000000	0.62256835	1,000.00000000
X-D	12596WAK0	1,000.00000000	0.00000000	1.51524660	0.00000000	0.00000000	0.00000000	0.00000000	1.51524660	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	12,990.63	0.00	12,990.63	0.00	0.00	0.00	12,990.63	0.00
A-2	02/01/23 - 02/28/23	30	0.00	409,404.45	0.00	409,404.45	0.00	0.00	0.00	409,404.45	0.00
A-3	02/01/23 - 02/28/23	30	0.00	943,161.18	0.00	943,161.18	0.00	0.00	0.00	943,161.18	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	83,593.04	0.00	83,593.04	0.00	0.00	0.00	83,593.04	0.00
X-A	02/01/23 - 02/28/23	30	0.00	778,213.35	0.00	778,213.35	0.00	0.00	0.00	778,213.35	0.00
X-B	02/01/23 - 02/28/23	30	0.00	41,673.48	0.00	41,673.48	0.00	0.00	0.00	41,673.48	0.00
X-D	02/01/23 - 02/28/23	30	0.00	36,037.11	0.00	36,037.11	0.00	0.00	0.00	36,037.11	0.00
A-S	02/01/23 - 02/28/23	30	0.00	192,605.51	0.00	192,605.51	0.00	0.00	0.00	192,605.51	0.00
B	02/01/23 - 02/28/23	30	0.00	101,973.99	0.00	101,973.99	0.00	0.00	0.00	101,973.99	0.00
C	02/01/23 - 02/28/23	30	0.00	125,125.09	0.00	125,125.09	0.00	0.00	0.00	125,125.09	0.00
D	02/01/23 - 02/28/23	30	0.00	59,457.50	0.00	59,457.50	0.00	0.00	0.00	59,457.50	0.00
E-RR	02/01/23 - 02/28/23	30	0.00	74,466.76	0.00	74,466.76	0.00	0.00	0.00	74,466.76	0.00
F-RR	02/01/23 - 02/28/23	30	0.00	83,003.17	0.00	83,003.17	0.00	0.00	0.00	83,003.17	0.00
G-RR	02/01/23 - 02/28/23	30	0.00	31,620.07	0.00	31,620.07	0.00	0.00	0.00	31,620.07	0.00
NR-RR	02/01/23 - 02/28/23	30	256,097.88	138,342.63	0.00	138,342.63	6,822.22	0.00	0.00	131,520.41	263,948.40
Totals			256,097.88	3,111,667.96	0.00	3,111,667.96	6,822.22	0.00	0.00	3,104,845.74	263,948.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,563,917.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,913,390.53	Master Servicing Fee	2,229.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,364.47
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	301.37
ARD Interest	0.00	Operating Advisor Fee	1,199.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.96
Extension Interest	0.00
Interest Reserve Withdrawal	207,582.85
Total Interest Collected	3,120,973.38	Total Fees	9,305.43

Principal		Expenses/Reimbursements
Scheduled Principal	459,071.27	Reimbursement for Interest on Advances	216.52
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,605.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	459,071.27	Total Expenses/Reimbursements	6,822.24

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,104,845.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	459,071.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,563,917.01
Total Funds Collected	3,580,044.65	Total Funds Distributed	3,580,044.68

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	774,963,134.74	774,963,134.74	Beginning Certificate Balance	774,963,133.80
(-) Scheduled Principal Collections	459,071.27	459,071.27	(-) Principal Distributions	459,071.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	774,504,063.47	774,504,063.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	775,015,954.17	775,015,954.17	Ending Certificate Balance	774,504,062.53
Ending Actual Collateral Balance	774,593,087.26	774,593,087.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,116,678.68	1.56%	72	4.7275	NAP	Defeased	2	12,116,678.68	1.56%	72	4.7275	NAP
	$9,999,999 and less	20	133,944,578.62	17.29%	74	4.9333	1.709354	1.49 or less	24	358,389,299.47	46.27%	73	5.0272	1.284820
$10,000,000 to $19,999,999		16	211,189,406.40	27.27%	74	4.8239	1.761437	1.50 to 1.74	8	130,560,214.74	16.86%	73	5.0174	1.649297
$20,000,000 to $29,999,999		5	134,089,323.68	17.31%	74	4.8351	1.579072	1.75 to 1.99	6	114,191,873.77	14.74%	74	4.5762	1.844739
$30,000,000 to $39,999,999		6	184,414,076.09	23.81%	71	5.1174	1.348856	2.00 to 2.49	8	87,245,996.81	11.26%	75	4.8376	2.280338
	$40,000,000 or more	2	98,750,000.00	12.75%	73	4.1979	2.235316	2.5 to 2.99	2	68,500,000.00	8.84%	73	3.9475	2.647299
	Totals	51	774,504,063.47	100.00%	73	4.8333	1.684869	3.0 or more	1	3,500,000.00	0.45%	74	4.1000	4.410000
								Totals	51	774,504,063.47	100.00%	73	4.8333	1.684869
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	12,116,678.68	1.56%	72	4.7275	NAP	Virginia	2	9,254,091.00	1.19%	73	4.5710	0.963117
Arizona	1	6,566,635.25	0.85%	70	5.4500	1.800000	Washington	1	41,500,000.00	5.36%	71	5.3740	0.980000
California	4	60,650,000.00	7.83%	73	4.7300	1.980552	Wisconsin	2	5,701,181.00	0.74%	73	4.5820	1.900000
Colorado	1	7,538,029.04	0.97%	75	4.8800	1.480000	Totals	96	774,504,063.47	100.00%	73	4.8333	1.684869
Florida	5	67,157,577.82	8.67%	73	4.9324	1.617134
									Property Type³
Georgia	3	4,391,545.00	0.57%	73	4.5820	1.900000
Idaho	1	2,250,000.00	0.29%	74	4.4890	1.810000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	10,875,238.52	1.40%	74	4.9022	1.905173		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	6,083,012.61	0.79%	74	5.5280	1.653610	Defeased	2	12,116,678.68	1.56%	72	4.7275	NAP
Kansas	1	800,000.00	0.10%	74	4.4890	1.810000	Industrial	17	57,375,238.52	7.41%	74	4.5673	1.828040
Louisiana	4	57,567,182.00	7.43%	74	4.7534	1.669223	Lodging	15	233,839,145.93	30.19%	73	5.1026	1.361002
Maryland	5	48,350,634.54	6.24%	73	4.7356	1.554703	Mixed Use	3	37,695,703.80	4.87%	72	4.7229	1.308581
Michigan	7	60,701,430.89	7.84%	74	5.1486	1.773323	Mobile Home Park	1	6,468,802.06	0.84%	74	5.5300	1.460000
Minnesota	2	7,763,456.00	1.00%	73	4.5760	1.894204	Multi-Family	7	63,650,000.00	8.22%	75	4.6909	1.414383
Mississippi	1	5,650,000.00	0.73%	74	4.4890	1.810000	Office	11	139,451,838.41	18.01%	72	4.5483	2.288577
Montana	1	11,200,000.00	1.45%	74	4.8700	1.730000	Retail	40	223,906,656.07	28.91%	73	4.8425	1.746683
Nebraska	1	800,000.00	0.10%	74	4.4890	1.810000	Totals	96	774,504,063.47	100.00%	73	4.8333	1.684869
Nevada	1	5,452,457.89	0.70%	75	4.7600	1.600000
New Mexico	12	42,237,830.04	5.45%	69	5.5204	1.624951
New York	9	184,863,777.19	23.87%	73	4.5585	1.739552
North Carolina	4	32,090,000.00	4.14%	73	4.7400	2.000614
Ohio	5	13,604,727.00	1.76%	74	4.5061	1.826570
Tennessee	3	12,314,348.93	1.59%	75	4.8716	2.082151
Texas	9	45,349,707.76	5.86%	74	4.7829	1.539144
Utah	2	11,674,522.31	1.51%	75	4.8800	1.484407

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,116,678.68	1.56%	72	4.7275	NAP	Defeased	2	12,116,678.68	1.56%	72	4.7275	NAP
	4.4999% or less	7	169,400,000.00	21.87%	74	4.2075	2.168592	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	137,790,703.63	17.79%	73	4.5783	1.771490	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	222,735,014.45	28.76%	74	4.8574	1.468639	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	10	152,355,127.51	19.67%	73	5.2979	1.403818	37 months to 48 months	43	620,406,673.45	80.10%	74	4.7612	1.760345
	5.5000% or more	7	80,106,539.20	10.34%	71	5.6609	1.619433	49 months or greater	6	141,980,711.34	18.33%	70	5.1576	1.338548
	Totals	51	774,504,063.47	100.00%	73	4.8333	1.684869	Totals	51	774,504,063.47	100.00%	73	4.8333	1.684869
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,116,678.68	1.56%	72	4.7275	NAP	Defeased	2	12,116,678.68	1.56%	72	4.7275	NAP
	119 months or less	49	762,387,384.79	98.44%	73	4.8350	1.681793	Interest Only	18	384,225,000.00	49.61%	73	4.5980	1.787690
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	23,113,786.04	2.98%	74	5.4926	1.388684
	Totals	51	774,504,063.47	100.00%	73	4.8333	1.684869	301 to 359 months	27	355,048,598.75	45.84%	73	5.0487	1.586276
								360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	774,504,063.47	100.00%	73	4.8333	1.684869
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	12,116,678.68	1.56%	72	4.7275	NAP			No outstanding loans in this group
Underwriter's Information		2	39,853,480.03	5.15%	69	5.5777	1.572012
	12 months or less	41	608,290,921.73	78.54%	73	4.7792	1.716168
	13 months to 24 months	4	79,242,983.03	10.23%	74	5.0016	1.376759
	25 months or greater	2	35,000,000.00	4.52%	73	4.5820	1.900000
	Totals	51	774,504,063.47	100.00%	73	4.8333	1.684869
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30502515	OF	New York	NY	Actual/360	3.914%	152,211.11	0.00	0.00	N/A	03/11/29	--	50,000,000.00	50,000,000.00	03/11/23
2	30316095	IN	Various	Various	Actual/360	4.489%	170,207.92	0.00	0.00	N/A	05/06/29	--	48,750,000.00	48,750,000.00	03/06/23
3A1	30316316	LO	Bellevue	WA	Actual/360	5.374%	127,483.22	0.00	0.00	N/A	02/06/29	--	30,500,000.00	30,500,000.00	03/06/23
3A2	30316357				Actual/360	5.374%	45,977.56	0.00	0.00	N/A	02/06/29	--	11,000,000.00	11,000,000.00	03/06/23
4A2	30316098	LO	Various	Various	Actual/360	4.958%	115,686.67	0.00	0.00	N/A	05/01/29	--	30,000,000.00	30,000,000.00	03/01/23
4A4	30316100				Actual/360	4.958%	38,562.22	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	03/01/23
5A1	30316317	LO	Linthicum Heights	MD	Actual/360	4.799%	104,741.49	48,330.55	0.00	N/A	04/06/29	--	28,061,306.45	28,012,975.90	03/06/23
5A2	30316358				Actual/360	4.799%	34,913.83	16,110.18	0.00	N/A	04/06/29	--	9,353,768.82	9,337,658.64	02/06/23
6	30316318	Various Santa Fe		NM	Actual/360	5.734%	151,508.85	58,211.61	0.00	N/A	11/06/28	--	33,972,287.70	33,914,076.09	02/06/23
7A1	30316126	RT	Various	Various	Actual/360	4.582%	89,094.44	0.00	0.00	N/A	04/01/29	--	25,000,000.00	25,000,000.00	03/01/23
7A3	30316128				Actual/360	4.582%	35,637.78	0.00	0.00	N/A	04/01/29	--	10,000,000.00	10,000,000.00	03/01/23
8	30316319	LO	Brooklyn	NY	Actual/360	5.400%	123,592.68	50,481.87	0.00	N/A	06/06/29	--	29,426,829.65	29,376,347.78	03/06/23
9	30316320	MU	New York	NY	Actual/360	4.530%	105,707.39	0.00	0.00	N/A	02/08/29	--	30,000,000.00	30,000,000.00	03/08/23
10	30315609	OF	Orlando	FL	Actual/360	4.770%	111,300.00	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	03/06/23
11	30316321	LO	Garden Grove	CA	Actual/360	5.253%	122,577.00	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	03/11/23
12	30316322	RT	Lafayette	LA	Actual/360	4.850%	98,077.78	0.00	0.00	N/A	05/06/29	--	26,000,000.00	26,000,000.00	03/06/23
13	30316323	MF	Brooklyn	NY	Actual/360	4.460%	89,150.44	0.00	0.00	N/A	06/06/29	--	25,700,000.00	25,700,000.00	03/06/23
14	30316324	RT	Fontana	CA	Actual/360	4.038%	58,102.33	0.00	0.00	N/A	06/06/29	--	18,500,000.00	18,500,000.00	03/06/23
15	30316325	MF	Brooklyn	NY	Actual/360	4.960%	67,896.89	0.00	0.00	N/A	05/06/29	--	17,600,000.00	17,600,000.00	03/06/23
16	30316119	OF	Kings Mountain	NC	Actual/360	4.650%	61,483.33	0.00	0.00	N/A	04/01/29	--	17,000,000.00	17,000,000.00	03/01/23
17	30316326	RT	New York	NY	Actual/360	4.220%	50,053.89	0.00	0.00	N/A	06/06/29	--	15,250,000.00	15,250,000.00	03/06/23
18	30316327	LO	Lakeland	FL	Actual/360	4.750%	51,385.06	24,253.80	0.00	N/A	06/06/29	--	13,908,738.58	13,884,484.78	03/06/23
19	30316328	RT	Bloomfield Hills	MI	Actual/360	5.545%	61,564.90	0.00	0.00	N/A	03/06/29	--	14,275,000.00	14,275,000.00	03/06/23
20	30316329	OF	Troy	MI	Actual/360	5.550%	59,947.59	19,982.62	0.00	N/A	06/06/29	--	13,887,472.61	13,867,489.99	03/06/23
21	30316330	RT	Irving	TX	Actual/360	4.500%	46,905.52	24,030.42	0.00	N/A	06/01/29	--	13,401,576.16	13,377,545.74	03/01/23
22	30316331	RT	Winter Park	FL	Actual/360	5.300%	50,291.11	0.00	0.00	N/A	06/06/29	--	12,200,000.00	12,200,000.00	03/06/23
23	30316332	OF	Memphis	TN	Actual/360	4.900%	42,820.44	20,336.04	0.00	N/A	06/06/29	--	11,235,684.97	11,215,348.93	03/06/23
24	30316333	LO	Livonia	MI	Actual/360	4.870%	41,056.88	19,767.17	0.00	N/A	05/06/29	--	10,839,304.13	10,819,536.96	03/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30316334	RT	Bozeman	MT	Actual/360	4.870%	42,423.11	0.00	0.00	N/A	05/01/29	--	11,200,000.00	11,200,000.00	03/01/23
26	30316335	MF	Various	MD	Actual/360	4.520%	38,671.11	0.00	0.00	N/A	06/01/29	--	11,000,000.00	11,000,000.00	03/01/23
27	30316336	LO	Austin	TX	Actual/360	5.140%	35,013.36	21,300.33	0.00	N/A	05/01/29	--	8,758,206.29	8,736,905.96	03/01/23
28	30316337	MF	Grand Rapids	MI	Actual/360	5.020%	36,506.56	0.00	0.00	N/A	06/06/29	--	9,350,000.00	9,350,000.00	03/06/23
29	30316338	IN	Chicago	IL	Actual/360	5.010%	33,666.97	14,702.00	0.00	N/A	05/01/29	--	8,639,940.52	8,625,238.52	02/01/23
30	30316339	LO	Albuquerque	NM	Actual/360	4.650%	30,157.42	14,702.98	0.00	N/A	06/06/29	--	8,338,456.93	8,323,753.95	03/06/23
31	30316340	OF	Sausalito	CA	Actual/360	4.650%	31,284.17	0.00	0.00	N/A	05/06/29	--	8,650,000.00	8,650,000.00	03/06/23
32	30316341	RT	Mechanicsville	VA	Actual/360	4.570%	30,212.78	0.00	0.00	N/A	04/06/29	--	8,500,000.00	8,500,000.00	03/06/23
33	30316342	SS	Watauga	TX	Actual/360	4.330%	26,942.22	0.00	0.00	N/A	05/01/29	--	8,000,000.00	8,000,000.00	03/01/23
34	30316343	RT	Denver	CO	Actual/360	4.880%	28,663.00	13,697.94	0.00	N/A	06/01/29	--	7,551,726.98	7,538,029.04	03/01/23
35	30316344	RT	Lafayette	LA	Actual/360	3.920%	23,476.44	0.00	0.00	N/A	06/01/29	--	7,700,000.00	7,700,000.00	03/01/23
36	30316345	MH	Keene	TX	Actual/360	5.530%	27,888.51	15,223.12	0.00	N/A	05/06/29	--	6,484,025.18	6,468,802.06	03/06/23
37	30316346	RT	Glendale	AZ	Actual/360	5.450%	27,883.99	11,500.76	0.00	N/A	01/06/29	--	6,578,136.01	6,566,635.25	03/06/23
38	30316347	RT	Spanish Fork	UT	Actual/360	4.880%	23,073.71	11,026.85	0.00	N/A	06/01/29	--	6,079,140.09	6,068,113.24	03/01/23
39	30316348	LO	Comstock Park	MI	Actual/360	4.685%	21,714.94	19,870.95	0.00	N/A	05/06/29	--	5,959,274.89	5,939,403.94	03/06/23
40	30316349	MU	New York	NY	Actual/360	5.400%	25,200.00	0.00	0.00	N/A	06/06/29	--	6,000,000.00	6,000,000.00	03/06/23
41	30316350	RT	Kaysville	UT	Actual/360	4.880%	21,318.11	10,187.84	0.00	N/A	06/01/29	--	5,616,596.91	5,606,409.07	03/01/23
42	30316351	RT	Las Vegas	NV	Actual/360	4.760%	20,219.63	9,026.38	0.00	N/A	06/01/29	--	5,461,484.27	5,452,457.89	03/01/23
43	30316352	LO	East Syracuse	NY	Actual/360	5.500%	19,908.77	16,568.46	0.00	N/A	03/01/29	--	4,653,997.87	4,637,429.41	03/01/23
44	30316353	RT	Casper	WY	Actual/360	5.500%	17,637.84	6,453.45	0.00	N/A	12/06/28	--	4,123,132.13	4,116,678.68	03/06/23
45	30316354	RT	Naples	FL	Actual/360	5.675%	16,239.94	6,189.22	0.00	N/A	04/06/29	--	3,679,282.26	3,673,093.04	03/06/23
46	30316355	OF	San Diego	CA	Actual/360	4.100%	11,161.11	0.00	0.00	N/A	05/06/29	--	3,500,000.00	3,500,000.00	03/06/23
47	30316356	LO	Michigan	IN	Actual/360	6.350%	16,188.52	7,116.73	0.00	N/A	06/06/29	--	3,277,765.34	3,270,648.61	03/06/23
Totals							2,913,390.53	459,071.27	0.00				774,963,134.74	774,504,063.47
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	56,778,937.87	55,379,778.20	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,178,585.78	8,833,940.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	379,749.87	2,661,884.44	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	379,749.87	2,661,884.44	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	10,438,642.08	15,998,141.96	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	10,438,642.08	15,998,141.96	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	1,878,738.14	4,020,631.48	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	1,878,738.14	4,020,631.48	01/01/22	12/31/22	--	0.00	0.00	51,005.82	51,005.82	0.00	0.00
6	0.00	1,010,997.34	--	--	--	0.00	0.00	209,654.40	209,654.40	0.00	0.00
7A1	5,224,632.56	9,188,485.06	01/01/22	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	5,224,632.56	9,188,485.06	01/01/22	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,373,997.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	17,182,498.22	18,102,401.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,827,989.00	9,155,437.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	8,280,492.30	17,515,824.63	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,474,045.39	2,358,012.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,662,934.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,840,025.64	2,087,629.38	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	919,013.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,134,675.56	5,215,531.27	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,146,090.09	1,184,834.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,284,047.38	1,349,806.68	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,379,550.00	1,386,017.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,184,034.61	2,203,989.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,136,303.58	1,155,889.31	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,297,386.56	1,404,647.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,642,368.34	1,761,610.35	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	747,061.60	859,727.69	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,120,066.06	1,041,210.37	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,123,692.81	1,095,684.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,324,678.98	1,060,901.40	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	601,338.62	738,459.90	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	684,211.96	1,245,496.95	01/01/22	09/30/22	--	0.00	0.00	48,352.17	48,352.17	91,834.91	0.00
30	1,014,397.08	1,476,679.63	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	686,924.19	703,730.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	523,731.57	389,809.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	807,420.19	807,216.90	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,441,065.20	846,527.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	796,574.91	770,284.89	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	921,833.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	654,191.33	649,015.06	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	352,601.32	483,693.24	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	590,030.28	610,853.56	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	489,957.94	579,774.38	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	663,403.57	651,834.13	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	320,593.50	366,885.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	674,879.78	671,032.76	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	438,156.49	462,410.02	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	177,543,312.30	209,355,861.43				0.00	0.00	309,012.39	309,012.39	91,834.91	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.833326%	4.817889%	73
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.833505%	4.818066%	74
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.833636%	4.818196%	75
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.833767%	4.818326%	76
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,994,152.40	0	0.00	0	0.00	4.833916%	4.818475%	77
10/17/22	0	0.00	0	0.00	1	5,771,437.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.834091%	4.818663%	78
09/16/22	0	0.00	0	0.00	1	5,780,451.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.834236%	4.818808%	79
08/17/22	0	0.00	1	34,230,580.82	1	5,788,679.94	0	0.00	0	0.00	1	17,600,000.00	0	0.00	0	0.00	4.834366%	4.818937%	80
07/15/22	1	34,271,083.99	0	0.00	1	5,796,875.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.834494%	4.819065%	81
06/17/22	0	0.00	0	0.00	1	5,805,790.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.834637%	4.819207%	82
05/17/22	0	0.00	0	0.00	2	23,413,917.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.834752%	4.819322%	83
04/18/22	0	0.00	0	0.00	2	23,422,766.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.834880%	4.819450%	84
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5A2	30316358	02/06/23	0	B	51,005.82	51,005.82	0.00	9,353,768.82
6	30316318	02/06/23	0	B	209,654.40	209,654.40	60,505.18	33,972,287.70	08/23/22	98
29	30316338	02/01/23	0	B	48,352.17	48,352.17	91,834.91	8,639,940.52
Totals					309,012.39	309,012.39	152,340.09	51,965,997.04
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		774,504,063	774,504,063	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	774,504,063	774,504,063	0	0	0	0
Feb-23	774,963,135	774,963,135	0	0	0	0
Jan-23	775,311,849	775,311,849	0	0	0	0
Dec-22	775,659,004	775,659,004	0	0	0	0
Nov-22	776,022,750	776,022,750	0	0	0	0
Oct-22	776,126,669	770,355,232	0	0	5,771,437	0
Sep-22	776,496,426	770,715,975	0	0	5,780,451	0
Aug-22	776,828,200	736,808,939	0	34,230,581	5,788,680	0
Jul-22	777,158,487	737,090,527	34,271,084	0	5,796,876	0
Jun-22	777,523,767	771,717,977	0	0	5,805,791	0
May-22	777,837,976	754,424,059	0	0	23,413,917	0
Apr-22	778,185,202	754,762,436	0	0	23,422,766	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30316318	33,914,076.09	33,972,287.70	43,400,000.00	12/28/22	3,785,111.00	1.42000	11/06/28	11/06/28	307
Totals		33,914,076.09	33,972,287.70	43,400,000.00		3,785,111.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30316318	Various	NM	08/23/22	98

Loan transferred to Special Servicer as SS loan for delinquent payments on 8/23/22. Collateral is a portfolio of (11) retail/office and art gallery properties located in downtown Santa Fe, New Mexico with approximately 100 tenants. 9 of the tenants are sponsor affiliates representing approximately 45% of GLA and 52% of EGI. Loan modification was executed in June 2021 giving Borrower deferral of reserve payments to be paid back over 12 mth period and conditional waiver of DI

($1.94MM). All deferred reserve payments have been paid back. However, the Borrower re-defaulted after the Loan became delinquent. Moreover, the Borrower is not complying with the terms of the CMA. Notice of Default was sent to the

Borrower and legal counsel was retained. The Lender is simultaneously dual tracking foreclosure/receivership proceedings while continuing discussions with the Borrower until a resolution is reached.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1	30316316	30,500,000.00	5.37400%	30,500,000.00	5.37400%	8	07/02/20	07/01/20	06/30/20
5A1	30316317	29,185,099.95	4.79905%	29,150,369.63	4.79905%	8	09/04/20	07/06/20	09/22/20
5A2	30316358	9,728,366.66	4.79905%	9,716,789.89	4.79905%	8	09/04/20	07/06/20	09/22/20
6	30316318	0.00	5.73400%	0.00	5.73400%	8	06/21/21	06/21/21	08/02/21
8	30316319	0.00	5.40000%	0.00	5.40000%	8	03/30/21	03/30/21	04/12/21
15	30316325	0.00	4.96000%	0.00	4.96000%	8	06/06/22	06/06/22	06/27/22
27	30316336	0.00	5.14000%	0.00	5.14000%	8	02/16/21	02/16/21	02/25/21
39	30316348	0.00	4.68500%	0.00	4.68500%	8	08/25/22	04/06/20	10/21/22
43	30316352	0.00	5.50000%	5,908,850.63	5.50000%	8	05/28/21	04/01/20	08/23/21
Totals		69,413,466.61		75,276,010.15
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
5A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,605.72	0.00	0.00	0.00	0.00	0.00	246.98	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(105.27)	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	71.83	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.98	0.00	0.00	0.00
Total	0.00	0.00	6,605.72	0.00	0.00	0.00	0.00	0.00	216.52	0.00	0.00	(0.01)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,822.23

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27